EQ ADVISORS TRUSTSM

SUPPLEMENT DATED AUGUST 7, 2012 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2012, as supplemented. You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus and Prospectus free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or you can view, print, and download a copy of these documents by visiting the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding recently added portfolio managers for certain of the Trust’s Portfolios.

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Information regarding James Cheng contained in the section of the SAI “Appendix C – Portfolio Manager Information – EQ/Global Multi-Sector Equity Portfolio” hereby is deleted in its entirety and replaced with the following information regarding Munib Madni and Samuel Rhee.

EQ/Global Multi-Sector Equity Portfolio (“Fund”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of
	June 30, 2012						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Morgan Stanley Investment Management Inc. (“Adviser”)
Munib Madni	7	$2.5 Billion	5	$2.4 Billion	24	$11.4 Billion	0	N/A	0	N/A	2	$828.2 Million
Samuel Rhee	5	$2.1 Billion	8	$3.0 Billion	23	$10.6 Billion	0	N/A	0	N/A	3	$1.6 Billion

Ownership of Securities of the Fund as of June 30, 2012

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,000- $1,000,000	over $1,000,000
Munib Madni	X
Samuel Rhee	X

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The following information regarding Aryeh Glatter is added in the section of the SAI “Appendix C – Portfolio Manager Information – EQ/JPMorgan Value Opportunities Portfolio”.

EQ/JPMorgan Value Opportunities Portfolio (“Fund”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of
	June 30, 2012						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Morgan Stanley Investment Management Inc. (“Adviser”)
Aryeh Glatter	3	$1.38 Billion	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Fund as of June 30, 2012

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,000- $1,000,000	over $1,000,000
Areyh Glatter	X

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The following information regarding Thomas Cole is added to the section of the SAI “Appendix C – Portfolio Manager Information – EQ/Large Cap Core PLUS Portfolio”.

EQ/Large Cap Core PLUS Portfolio (“Fund”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of
	June 30, 2012						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Morgan Stanley Investment Management Inc. (“Adviser”)
Thomas Cole	17	$11.01 Billion	12	$1.87 Billion	126	$10.15 Billion	0	N/A	0	N/A	10	$1.09 Billion

Ownership of Securities of the Fund as of June 30, 2012

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,000- $1,000,000	over $1,000,000
Thomas Cole	X

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